Schedule of Equipment Useful Lives (Details)	Jun. 30, 2026	Dec. 31, 2025
Computer Hardware [Member]
Property, Plant, and Equipment [Line Items]
Useful life	4 years
Computer Hardware [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Useful life		4 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Computer Equipment [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Useful life		3 years